Supplement to the Prospectus and
Statement of Additional Information
Dated November 22, 2004

PIA MUTUAL FUND

PIA Short-Term Government Securities Fund
PIA Total Return Bond Fund
PIA Equity Fund
(collectively, the “Funds”)

The Board of the Funds has approved new service provider arrangements for the Funds:

•	Effective December 1, 2004, U.S. Bancorp Fund Services, LLC will replace UMB Fund Services, Inc. as Administrator and Fund Accountant. Accordingly, on and after November 30, 2004, all references to UMB Fund Services, Inc. as Administrator and Fund Accountant in the prospectus and SAI should be changed to U.S. Bancorp Fund Services, LLC.

•	Effective November 22, 2004, U.S. Bancorp Fund Services, LLC replaced UMB Fund Services, Inc. as Transfer Agent. Accordingly, on and after November 22, 2004, all references to UMB Fund Services, Inc. as Transfer Agent in the prospectus and SAI should be changed to U.S. Bancorp Fund Services, LLC.

To make additional investments in an existing PIA Fund account or establish a new account, please note the following:

New Toll Free Number:

1-800-251-1970

Mailing Instructions:

Regular Mail:	Overnight Mail:
PIA Funds	PIA Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan St. 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

Bank Wiring Instructions:

Beneficiary Bank:	US BANK, NA
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#:	075000022
Credit to acct for:	US Bancorp Fund Services, LLC
Credit Account:	112-952-137
For further credit to:	PIA Funds
F/F/C Account:	(your name and PIA Funds account)

Effective November 22, 2004, in the SAI, the Section titled, “Custodian” is replaced with the following:

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, is the Administrator and Fund Accountant for each Fund.

Effective November 22, 2004, in the SAI, the Section titled, “Custodian” is replaced with the following:

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is the Custodian of each Fund’s investments. The Custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Effective November 22, 2004, the following paragraph is added to the SAI section titled, “Investment Adviser, Manager and Principal Underwriter”:

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, is the Transfer Agent for each Fund. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder’s account, answering shareholders’ inquiries concerning their accounts, processing purchase and redemptions of each Fund’s shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

The date of this Supplement is November 22, 2004.

Please retain this Supplement for future reference.